Segment Information Financial Information Related to Company's Reportable Segments (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Segment Information [Line Items]
Segment EBITA		$ 2,754	$ 2,327	$ 2,084
Amortization of Intangible Assets		(116)	(74)	(61)
General corporate expenses	[1]	(607)	(417)	(408)
Net Sales		20,837	17,100	16,717
Net financing charges		(289)	(274)	(226)
Restructuring and impairment costs		(288)	(215)	(165)
Equity income in segment income		174	80	110
Net mark-to-market adjustments on pension and postretirement plans		(393)	(416)	(187)
Income from continuing operations before income taxes		1,061	931	1,037
Total assets		63,179	29,590	32,777
Assets held for sale		13,186	10,613	12,565
Depreciation and amortization		953	860	955
Capital expenditures		1,249	1,135	1,199
Building Efficiency
Segment Information [Line Items]
Segment EBITA		1,367	1,086	945
Net Sales		13,376	10,510	10,085
Total assets		11,658	9,383	9,558
Depreciation and amortization		252	181	152
Capital expenditures		332	217	214
Building Efficiency | Building Efficiency Systems and Service North America [Member]
Segment Information [Line Items]
Segment EBITA	[2]	500	419	396
Net Sales		4,292	4,184	4,098
Restructuring and impairment costs		(2)	(3)	(12)
Total assets		2,338	2,332	2,341
Depreciation and amortization		29	26	28
Capital expenditures		13	17	24
Building Efficiency | Building Efficiency Products North America [Domain]
Segment Information [Line Items]
Restructuring and impairment costs		(9)	(11)	(7)
Building Efficiency | Building Efficiency Products North America [Member]
Segment Information [Line Items]
Segment EBITA	[3]	271	380	279
Net Sales		2,488	2,450	1,807
Equity income in segment income		10	9	7
Total assets		4,236	4,193	4,157
Depreciation and amortization		111	115	79
Capital expenditures		192	130	110
Building Efficiency | Global Workplace Solutions
Segment Information [Line Items]
Capital expenditures		0	13	15
Building Efficiency | Building Efficiency Asia
Segment Information [Line Items]
Segment EBITA	[4]	541	215	294
Net Sales		4,830	1,985	2,077
Restructuring and impairment costs		(26)	(11)	(4)
Equity income in segment income		100		21
Total assets		3,668	1,387	1,418
Depreciation and amortization		97	24	22
Capital expenditures		105	26	35
Building Efficiency | Building Efficiency Other
Segment Information [Line Items]
Segment EBITA	[5]	55	72	(24)
Net Sales		1,766	1,891	2,103
Restructuring and impairment costs		(16)	(13)	(119)
Equity income in segment income		15	14	7
Total assets		1,416	1,471	1,642
Depreciation and amortization		15	16	23
Capital expenditures		22	31	30
Building Efficiency | Buildings Tyco [Member]
Segment Information [Line Items]
Net Sales		808	0	0
Total assets	[6]	28,097	0	0
Depreciation and amortization		52	0	0
Capital expenditures		14	0	0
Buildings Tyco [Member]
Segment Information [Line Items]
Segment EBITA	[7]	60	0	0
Buildings [Member]
Segment Information [Line Items]
Segment EBITA		1,427	1,086	945
Net Sales		14,184	10,510	10,085
Total assets		39,755	9,383	9,558
Depreciation and amortization		304	181	152
Capital expenditures		346	217	214
Buildings [Member] | Buildings Tyco [Member]
Segment Information [Line Items]
Restructuring and impairment costs		(8)
Equity income in segment income		1
Automotive Experience
Segment Information [Line Items]
Capital expenditures		395	455	565
Automotive Experience | Seating
Segment Information [Line Items]
Capital expenditures		392	356	376
Automotive Experience | Interiors
Segment Information [Line Items]
Capital expenditures		3	99	162
Automotive Experience | Automotive Experience Electronics
Segment Information [Line Items]
Capital expenditures		0	0	27
Power Solutions
Segment Information [Line Items]
Segment EBITA		1,327	1,241	1,139
Net Sales		6,653	6,590	6,632
Restructuring and impairment costs		(66)	(11)	(16)
Equity income in segment income		48	57	75
Total assets		6,859	6,590	6,888
Depreciation and amortization		238	286	306
Capital expenditures		357	252	294
Unallocated
Segment Information [Line Items]
Total assets		3,379	3,004	3,766
Corporate
Segment Information [Line Items]
Restructuring and impairment costs		(161)	(166)	(7)
Depreciation and amortization		80	60	55
Capital expenditures		151	211	126
Discontinued Operations
Segment Information [Line Items]
Depreciation and amortization		$ 331	$ 333	$ 442

[1]	Corporate expenses for the years ended September 30, 2016, 2015 and 2014 excludes $161 million, $166 million and $7 million, respectively, of restructuring and impairment costs.
[2]	Building Efficiency - Systems and Service North America segment EBITA for the years ended September 30, 2016, 2015 and 2014 excludes $2 million, $3 million and $12 million, respectively, of restructuring and impairment costs.
[3]	Building Efficiency - Products North America segment EBITA for the years ended September 30, 2016, 2015 and 2014 excludes $9 million, $11 million and $7 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2016, 2015 and 2014, Products North America segment EBITA includes $10 million, $9 million and $7 million, respectively, of equity income.
[4]	Building Efficiency - Asia segment EBITA for the years ended September 30, 2016, 2015 and 2014 excludes $26 million,$11 million and $4 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2016 and 2014, Asia segment EBITA includes $100 million and $21 million, respectively, of equity income.
[5]	Building Efficiency - Rest of World segment EBITA for the years ended September 30, 2016, 2015 and 2014 excludes $16 million, $13 million and $119 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2016, 2015 and 2014, Rest of World segment EBITA includes $15 million, $14 million and $7 million, respectively, of equity income.
[6]	Current year and prior year amounts exclude assets held for sale. Refer to Note 4, "Discontinued Operations," of the notes to consolidated financial statements for further information regarding the Company's disposal groups classified as held for sale.
[7]	Tyco segment EBITA for the year ended September 30, 2016 excludes $8 million of restructuring and impairment costs. For the year ended September 30, 2016, Tyco segment EBITA includes $1 million of equity income.